UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pike Place Capital Management LLC
Address: 152 West 57th Street, 46th Floor
         New York, NY  10019

13F File Number:  28-11657

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-277-5660

Signature, Place, and Date of Signing:

       /s/  Mark Rosenthal     NY, NY     July 29, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $47,763 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109     2867   227000 SH       SOLE                   218000        0     9000
APOLLO GROUP INC               CL A             037604105     2212    31100 SH       SOLE                    31100        0        0
ASSISTED LIVING CONCPT NEV N   CL A NEW         04544X300     1039    71440 SH       SOLE                    68600        0     2840
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     3295   198718 SH       SOLE                   186618        0    12100
CACI INTL INC                  CL A             127190304     3617    84677 SH       SOLE                    81677        0     3000
DTS INC                        COM              23335C101      135     5000 SH       SOLE                        0        0     5000
GAMESTOP CORP NEW              CL A             36467W109     2256   102500 SH       SOLE                   100000        0     2500
HAYNES INTERNATIONAL INC       COM NEW          420877201       39     1650 SH       SOLE                        0        0     1650
INDEPENDENCE HLDG CO NEW       COM NEW          453440307     1224   192379 SH       SOLE                   192379        0        0
INTUITIVE SURGICAL INC         COM NEW          46120E602      982     6000 SH       SOLE                     6000        0        0
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107     6893   760851 SH       SOLE                   760851        0        0
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115      586  1464299 SH       SOLE                  1464299        0        0
LIBERTY ACQUISITION HLDGS CO   UNIT 99/99/9999  53015Y206      186    20000 SH       SOLE                        0        0    20000
LINCOLN EDL SVCS CORP          COM              533535100     4931   235582 SH       SOLE                   228582        0     7000
MILLER HERMAN INC              COM              600544100      673    43900 SH       SOLE                    43900        0        0
NBTY INC                       COM              628782104     4184   148800 SH       SOLE                   143800        0     5000
PHI INC                        COM NON VTG      69336T205      625    36440 SH       SOLE                    33740        0     2700
REIS INC                       COM              75936P105      339    86709 SH       SOLE                    86709        0        0
REPUBLIC SVCS INC              COM              760759100      488    20000 SH       SOLE                    20000        0        0
SALLY BEAUTY HLDGS INC         COM              79546E104     2638   414747 SH       SOLE                   396747        0    18000
SAPIENT CORP                   COM              803062108     2426   385721 SH       SOLE                   370721        0    15000
SL GREEN RLTY CORP             COM              78440X101     2660   115970 SH       SOLE                   115970        0        0
SMART BALANCE INC              COM              83169Y108       45     6600 SH       SOLE                        0        0     6600
WESTERN UN CO                  COM              959802109     3342   203753 SH       SOLE                   198753        0     5000
WYNDHAM WORLDWIDE CORP         COM              98310W108       81     6700 SH       SOLE                        0        0     6700